Acquisition (Details) - Schedule of fair values of net assets acquired and liabilities assumed (Parentheticals)	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisition of Cheyi BVI [Member]
Business Acquisition [Line Items]
Acquisition net of cash	$ 1,477,065
Acquisition of Yinhua [Member]
Business Acquisition [Line Items]
Acquisition net of cash	1,126,777
Acquisition of Feipeng BVI [Member]
Business Acquisition [Line Items]
Acquisition net of cash	$ 1,935,722